BRIDGE FINANCING AND SECURITIES PURCHASE AGREEMENT (Primary Financing) - Investor Warrants (Details) - USD ($)			12 Months Ended
	Oct. 28, 2021	Mar. 24, 2021	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Proceeds from sale of common stock, net	$ 11,504,000
Payment of stock issuance cost	1,400,000
Net proceeds	10,100,000		$ 10,102,874
Warrants, issued, period after purchase agreement closing		136 days
Investor warrants maturity term			5 years
Bridge Notes
Class of Warrant or Right [Line Items]
Debt Instrument, Face Amount		$ 5,000,000.0
Private Placement
Class of Warrant or Right [Line Items]
Aggregate purchase price	17,000,000.0
Debt Instrument, Face Amount	12,000,000
Proceeds from sale of common stock, net of accrued interest and legal fess	$ 393,611
Sale of common stock, including conversion of Bridge Notes	4,276,252
Sale of common stock, including conversion of Bridge Notes, delivered	833,773
Sale of common stock, including conversion of Bridge Notes, held in escrow	3,442,479
Private Placement | Bridge Notes
Class of Warrant or Right [Line Items]
Aggregate purchase price	$ 5,000,000
Series A Warrants, American Depositary Shares
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)			4,276,252
Warrants, exercise price of warrants (in dollars per share)			$ 3.98
Series B Warrants, American Depositary Shares
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)			4,276,252
Warrants, exercise price of warrants (in dollars per share)			$ 3.98
Series C Warrants, American Depositary Shares [Member]
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)			2,389,670
Warrants, exercise price of warrants (in dollars per share)			$ 3.98
Series A Warrants, American Depositary Shares, Series C Warrants Exercised in Full
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)			2,389,670
Warrants, exercise price of warrants (in dollars per share)			$ 3.98
Series B Warrants, American Depositary Shares, Series C Warrants Exercised in Full
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)			2,389,670
Warrants, exercise price of warrants (in dollars per share)			$ 3.98